                                                                               .
                                                                               .
                                                                               .

                             JOHN HANCOCK FUNDS II

                                 CLASS 1 SHARES

ACTIVE BOND FUND             INTERNATIONAL GROWTH FUND         SMALL CAP FUND
ALL CAP GROWTH FUND          INTERNATIONAL OPPORTUNITIES FUND  SMALL CAP OPPORTUNITIES FUND
ALL CAP VALUE FUND           INTERNATIONAL SMALL CAP FUND      SMALL COMPANY FUND
BLUE CHIP GROWTH FUND        INTERNATIONAL STOCK FUND          SMALL COMPANY VALUE FUND
CAPITAL APPRECIATION FUND    INTERNATIONAL VALUE FUND          SPECIAL VALUE FUND
CORE BOND FUND               INTRINSIC VALUE FUND              STRATEGIC BOND FUND
CORE EQUITY FUND             INVESTMENT QUALITY BOND FUND      STRATEGIC VALUE FUND
EMERGING GROWTH FUND         LARGE CAP FUND                    TOTAL RETURN FUND
EMERGING SMALL COMPANY FUND  LARGE CAP VALUE FUND              U.S. GLOBAL LEADERS GROWTH FUND
EQUITY-INCOME FUND           MANAGED FUND                      U.S. GOVERNMENT SECURITIES FUND
FUNDAMENTAL VALUE FUND       MID CAP CORE FUND                 U.S. HIGH YIELD BOND FUND
GLOBAL BOND FUND             MID CAP STOCK FUND                VALUE OPPORTUNITIES FUND
GROWTH & INCOME FUND         MID CAP VALUE FUND
GROWTH FUND                  NATURAL RESOURCES FUND
GROWTH OPPORTUNITIES FUND    QUANTITATIVE MID CAP FUND
HIGH YIELD FUND              QUANTITATIVE VALUE FUND
                             REAL RETURN BOND FUND
                             REAL ESTATE SECURITIES FUND

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                       Prospectus dated October 17, 2005

                                    CONTENTS

                                                                 PAGE
                                                                 ----
OVERVIEW
THE FUNDS
     SMALL CAP FUNDS
     Emerging Growth Fund...................................       2
     Emerging Small Company Fund............................       4
     Small Cap Opportunities Fund...........................       6
     Small Cap Fund.........................................       8
     Small Company Fund.....................................      10
     Small Company Value Fund...............................      12
     Special Value Fund.....................................      14
     Value Opportunities Fund...............................      16
  MID CAP FUNDS
     Growth Opportunities Fund..............................      18
     Mid Cap Core Fund......................................      20
     Mid Cap Stock Fund.....................................      22
     Mid Cap Value Fund.....................................      24
     Quantitative Mid Cap Fund..............................      26
  LARGE CAP FUNDS
     All Cap Growth Fund....................................      28
     All Cap Value Fund.....................................      30
     Blue Chip Growth Fund..................................      32
     Capital Appreciation Fund..............................      34
     Core Equity Fund.......................................      36
     Equity-Income Fund.....................................      38
     Fundamental Value Fund.................................      40
     Growth & Income Fund...................................      42
     Growth Fund............................................      44
     Intrinsic Value Fund...................................      46
     Large Cap Fund.........................................      48
     Large Cap Value Fund...................................      50
     Quantitative Value Fund................................      52
     Strategic Value Fund...................................      54
     U.S. Global Leaders Growth Fund........................      56
  INTERNATIONAL FUNDS
     International Growth Fund..............................      58
     International Opportunities Fund.......................      60
     International Small Cap Fund...........................      62
     International Stock Fund...............................      64
     International Value Fund...............................      66
  FIXED-INCOME FUNDS
     Active Bond Fund.......................................      68
     Core Bond Fund.........................................      70
     Global Bond Fund.......................................      72
     High Yield Fund........................................      74
     Investment Quality Bond Fund...........................      76
     Real Return Bond Fund..................................      78
     Strategic Bond Fund....................................      80
     Total Return Fund......................................      83
     U.S. Government Securities Fund........................      85
     U.S. High Yield Bond Fund..............................      87

                                                                 PAGE
                                                                 ----
  HYBRID FUNDS
     Managed Fund...........................................      89
  SPECIALTY FUNDS
     Natural Resources Fund.................................      91
     Real Estate Securities Fund............................      93
YOUR ACCOUNT
     Class 1 shares.........................................      95
     Transaction policies...................................      95
     Dividends and account policies.........................      97
FUND DETAILS
     Business structure.....................................      98
     Subadviser information and management biographies......      99
FINANCIAL HIGHLIGHTS........................................     109
APPENDIX A -- Management fee schedules......................     110
FOR MORE INFORMATION........................................  Back Cover

                                    OVERVIEW

                             JOHN HANCOCK FUNDS II

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 shares of the funds. Class 1 shares are sold only to certain insurance company separate accounts.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

PAST PERFORMANCE

The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

The major risk factors associated with the fund.

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

                                SMALL CAP FUNDS

EMERGING GROWTH FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC Global (U.S.A.)")

GOAL AND STRATEGY

     The fund seeks superior long-term rates of return through capital appreciation. To pursue this goal, the fund invests under normal market conditions in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

     Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap.

     The fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

     MFC Global (U.S.A.) focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospectus and management interviews. The management team then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the fund.

     The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts. The fund may also invest to a limited extent in fixed income securities including money market instruments.

     The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: S&P Depository Receipts and Russell 2000 Growth i shares (or similar types of exchange traded funds), stock index futures contracts and options of stock index futures contracts. Such use would include the hedging of significant cash flows into or out of the fund.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.80%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.92%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $94      $293     $509    $1,130

PORTFOLIO MANAGERS

     The MFC Global (U.S.A.) portfolio managers for the fund are:

      --   Robert Lutzko

      --   Niall Brown

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                  JIEGX
         CUSIP               47803V838
         SEC number          811-21779

EMERGING SMALL COMPANY FUND

SUBADVISER:  Franklin Advisers, Inc. ("Franklin")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalizations of the Russell 2000 Growth Index ($58 million to $3.4 billion as of August 31, 2005) ("small cap stocks") at the time of purchase. The securities of small cap companies are traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. Equity securities also include preferred stocks, securities convertible into common stocks, and warrants for the purchase of common stocks.

     The fund may also invest up to 20% (measured at the time of purchase) of its total assets in any combination of the following if the investment presents a favorable investment opportunity consistent with the fund's investment goal:

      -- equity securities of larger capitalization companies which Franklin believes have the potential for strong growth potential, and

      -- relatively well-known, larger companies in mature industries which Franklin believes have the potential for capital appreciation.

     Franklin will choose small cap companies that it believes are positioned for above average growth in revenues, earnings or assets. Franklin looks for companies it believes have distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology and industry leadership. Franklin uses a disciplined "bottom-up" approach to stock selection, blending fundamental and quantitative analysis. Franklin diversifies the fund's assets across many industries, and from time to time may invest substantially in certain sectors, including electronic technology and technology services. Small companies often pay no dividends, and current income is not a factor in the selection of stocks. The fund may invest in internet related companies.

     The fund may invest up to 5% of its total assets in corporate debt securities that Franklin believes have the potential for capital appreciation as a result of improvements in the creditworthiness of the issuer. Debt securities may include bonds, notes and debentures. The fund may invest in both rated and unrated debt securities. The fund will only purchase securities rated "B" or above by Moody's or Standard & Poor's (or comparable unrated securities). The fund will not invest more than 5% of its total assets in non-investment grade securities (rated lower than "BBB" by Standard & Poor's or "Baa" by Moody's or comparable unrated securities). The receipt of income from debt securities is incidental to the fund's investment goal of capital growth.

     The fund may invest up to 25% of its total assets in foreign securities, including those of developing or undeveloped markets, and sponsored or unsponsored American, European and Global Depositary Receipts. The fund currently intends to limit its investments in foreign securities to 10% of its total assets.

     The fund may also invest up to 10% of its total assets in real estate investment trusts ("REITs"). See "Real Estate Securities Trust" below for a discussion of REITs and the risks of investing in these trusts.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Internet Related Investments Risk. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology,
      (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   1.00%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.06%
Total fund operating expenses...............................   1.11%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $113     $353     $612    $1,352

PORTFOLIO MANAGERS

     Members of Franklin's management team for the fund are:

      --   Michael McCarthy

      --   Zachary Perry

      --   Brad Carris

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                  JISNX
         CUSIP               47803V812
         SEC number          811-21779

SMALL CAP OPPORTUNITIES FUND

SUBADVISER:  Munder Capital Management ("Munder")

GOAL AND STRATEGY

     The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index ($58 million to $3.4 billion as of August 31, 2005).

     The fund attempts to provide potentially higher returns than a portfolio that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

     The fund will usually invest in equity securities of companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

     In addition to valuation, the subadviser considers these factors, among others in choosing companies:

      --   stable or improving earnings records;

      --   sound finances;

      --   above-average growth prospectus;

      --   participation in a fast growing industry;

      --   strategic niche position in a specialized market; and

      --   adequate capitalization.

     The fund may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. Even though the fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain. The fund may also engage in short-term trading of portfolio securities.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Investment Category Risk. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

 -- Active Portfolio Trading Risk. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.99%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   1.11%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $113     $352     $610    $1,349

PORTFOLIO MANAGERS

     The Munder portfolio managers for the fund are:

      --   John P. Richardson, CFA

      --   Julie R. Hollinshead, CFA

      --   Robert E. Crosby, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker                    JISOX
           CUSIP               47803X 87 5
           SEC number            811-21779

SMALL CAP FUND

SUBADVISER:  Independence Investment LLC ("Independence")

GOAL AND STRATEGY

     The fund seeks maximum capital appreciation consistent with reasonable risk to principal. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets in equity securities of small cap companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($3.5 billion as of August 31, 2005), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($4.5 billion as of August 31,
2005).

     Independence selects securities for the fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

     The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

     The fund may sell a stock, for example, if: the stock reaches the target price set by the subadviser; the subadviser decides, using the same quantitative screens as in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

     The fund may invest in initial public offerings ("IPOs"). The fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange-traded funds ("ETFs"), and certain derivatives (instruments whose value is based on indexes or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

     As timing the market is not an important part of the subadviser's investment strategy, cash reserves will normally represent a small portion of the fund's assets (under 20%).

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Initial Public Offerings ("IPOs") Risk. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.85%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.97%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $99      $309     $536    $1,190

PORTFOLIO MANAGER

     The Independence portfolio manager for the fund is:

      --   Charles S. Glovsky, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker                  JISPX
           CUSIP               47803X800
           SEC number          811-21779

SMALL COMPANY FUND

SUBADVISER:  American Century Investment Management, Inc. ("American Century")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in stocks of U.S. companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600 Index (The market cap range of this index as of August 31, 2005 was $40 million to $4.5 billion). If the companies in which the fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the portfolio managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the subadviser may invest up to 20% of the fund's assets in medium- and larger-sized companies.

     The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

     In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.

     The subadviser generally sells stocks from the fund's portfolio when it believes a stock becomes too expensive relative to other stock opportunities, a stock's risk parameters outweigh its return opportunities, more attractive alternatives are identified or specific events alter a stock's prospects.

     The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the portfolio fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.

     The portfolio may invest in IPOs (initial public offerings).

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small Cap and Mid Cap Stock Risk. The fund's investments in small cap and mid cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, small cap and mid cap companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Initial Public Offerings ("IPOS") Risk. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   1.04%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.09%
Total fund operating expenses...............................   1.18%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $121     $376     $651    $1,436

PORTFOLIO MANAGERS

     The American Century portfolio managers for the fund are:

      --   William Martin

      --   Wilhelmine von Turk

      --   Thomas P. Vaiana

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker              JISNX
         CUSIP               47803X867
         SEC number          811-21779

SMALL COMPANY VALUE FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase ($3.5 billion as of August 31, 2005). Market capitalizations of companies in the Russell 2000 Index change over time, however, and the fund will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000 Index. The fund may occasionally purchase companies with a market cap above this range.

     Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. T. Rowe Price's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

      -- Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

      --   Low stock price relative to a company's underlying asset values;

      -- Above-average dividend yield relative to a company's peers or its own historic norm;

      --   A plan to improve the business through restructuring; or

      --   A sound balance sheet and other positive financial characteristics.

     While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of it's total assets), futures, and options.

     The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

     In pursuing the fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE
     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee(A)...........................................   1.03%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(B)...........................................   0.05%
Total fund operating expenses...............................   1.13%

(A)The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 1.00% and 1.10%, respectively. This voluntary waiver may be terminated at any time.
(B)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $115     $359     $622    $1,374

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER

     The T. Rowe Price portfolio manager for the fund is:

      --   Preston G. Athey, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JISVX
         CUSIP        47803X834
         SEC number   811-21779

SPECIAL VALUE FUND

SUBADVISER:  Salomon Brothers Asset Management Inc ("SaBAM")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalizations at the time of investment are no greater than the market capitalizations of companies in the Russell 2000 Value Index ($3.5 billion as of August 31, 2005). The size of companies in the index changes with market conditions and the composition of the index. Equity securities include exchange-traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

     SaBAM emphasizes individual security selection while spreading the fund's investments among industries and sectors. SaBAM uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have the best prospects for outperforming its competition. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices, (c) cash flow and (d) rankings.)

     SaBAM uses quantitative parameters to select a universe of smaller capitalized companies that fit the fund's general investment criteria. (Quantitative parameter are the values used to evaluate investments.) In selecting individual securities from within this range, SaBAM looks for "value" attributes, such as:

      --   low stock price relative to earnings, book value and cash flow; and

      --   high return on invested capital.

     The subadviser also uses quantitative methods to identify catalysts and trends that might influence the portfolio's industry or sector focus, or the subadviser's individual security selection.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE
     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   1.00%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.08%
Total fund operating expenses...............................   1.13%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $116     $360     $624    $1,379

PORTFOLIO MANAGER

     The SaBAM portfolio manager for the fund is:

      --   Peter J. Hable

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker           JIPEX
           CUSIP        47803X818
           SEC number   811-21779

VALUE OPPORTUNITIES FUND

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to such companies ("small and mid cap companies"). As of August 31, 2005, the market capitalizations of companies included in the Russell 2500 Index ranged from $58 million to $9.5 billion, the average market capitalization was approximately $2.3 billion; and the median market capitalization was approximately $773 million. The fund normally invests at least 80% of its assets in securities of small and mid cap companies.

     The subadviser uses proprietary research and multiple quantitative models to identify small and mid cap company stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

     The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     Benchmark. The fund's benchmark is the Russell 2500 Value Index, which measures the performance of stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Credit and Counterparty Risk. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

 -- Liquidity Risk. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.80%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.08%
Total fund operating expenses...............................   0.93%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3
----------------                                              ------   ------
Class 1.....................................................   $95      $296

PORTFOLIO MANAGERS

     Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

      --   Robert Soucy

      --   Sam Wilderman

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker         pending
           CUSIP          pending
           SEC number   811-21779

                                 MID CAP FUNDS

GROWTH OPPORTUNITIES FUND

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ("small and mid-cap companies"). As of August 31, 2005, the market capitalizations of companies included in the Russell 2500 Index ranged from $58 million to $9.5 billion, the average market capitalization was approximately $2.3 billion; and the median market capitalization was approximately $773 million. The fund normally invests at least 80% of its assets in securities of small and mid-cap companies.

     In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to identify small cap company stocks it believes have improving fundamentals. The subadviser then narrows the selection to small cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

     The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     Benchmark. The fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

PAST PERFORMANCE
     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Credit and Counterparty Risk. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

 -- Liquidity Risk. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.80%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.92%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3
----------------                                              ------   ------
Class 1.....................................................   $94      $293

PORTFOLIO MANAGERS

     Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

      --   Robert Soucy

      --   Sam Wilderman

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker         pending
           CUSIP          pending
           SEC number   811-21779

MID CAP CORE FUND

SUBADVISER:  A I M Capital Management, Inc. ("AIM")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measure the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. As of August 31, 2005, the market cap range of the Russell Mid Cap Index was $906 million to $17.9 billion.

     In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investment that have economic characteristics similar to the fund's direct investments. The fund may invest up to 20% of it assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities. The fund may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the portfolio may hold a portion of its assets in cash or cash equivalents, including shares of money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

     In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

 -- Mid Cap Stock Risk. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.86%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.98%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $100     $312     $542    $1,202

PORTFOLIO MANAGER

     The AIM portfolio manager of the fund is:

      --   Ronald S. Sloan (Lead Manager)

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker           JIMRX
           CUSIP        47803V176
           SEC number   811-21779

MID CAP STOCK FUND

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Mid Cap Index ($906 million to $17.9 billion at August 31, 2005).

     Wellington Management's investment approach, while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management team), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

     The fund may invest up to 15% of its assets in foreign securities.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

 -- Mid Cap Stock Risk. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.84%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.06%
Total fund operating expenses...............................   0.95%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $97      $304     $527    $1,170

PORTFOLIO MANAGER

     The Wellington Management portfolio manager for the fund is:

      --   Michael T. Carmen, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIMSX
         CUSIP        47803V168
         SEC number   811-21779

MID CAP VALUE FUND

SUBADVISER:  Lord Abbett & Co. LLC ("Lord Abbett")

GOAL AND STRATEGY

     The fund seeks capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of the its net assets (plus any borrowings for investment purposes) in securities of mid-sized companies with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Mid Cap Index ($906 million to $17.9 billion as of August 31, 2005). This range varies daily.

     Lord Abbett uses a value approach in managing the fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, Lord Abbett looks for such factors as:

      --   Changes in economic and financial environment

      --   New or improved products or services

      -- Improved efficiencies resulting from new technologies or changes in distribution

      --   New or rapidly expanding markets

      --   Price increases for the company's products or services

      --   Changes in management or company structure

      -- Changes in government regulations, political climate or competitive conditions

     The fund may invest up to 10% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. The subadviser does not consider ADRs and securities of companies domiciled outside the U.S. that are traded in the U.S. to be "foreign securities." Accordingly, these investments are not subject to the 10% limitation on foreign securities.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     At times the fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the fund from achieving its investment objective.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

 -- Mid Cap Stock Risk. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.85%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.05%
Total fund operating expenses...............................   0.95%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $97      $304     $527    $1,170

PORTFOLIO MANAGERS

     Members of Lord Abbett's management team for the fund are:

      --   Edward K. von der Linde (head of team)

      --   Eileen Banko

      --   Howard Hansen

      --   David Builder

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIMVX
         CUSIP        47803V143
         SEC number   811-21779

QUANTITATIVE MID CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. The fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall portfolio volatility and increase performance.

     Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market values, or capitalizations. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap. Using this definition, as of January 31, 2005, the largest company in the mid-cap universe was about $8.7 billion and the smallest about $1.5 billion.

     MFC Global (U.S.A.) uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and MFC Global ("U.S.A.")'s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap securities of companies with strong industry positions, leading market shares, proven management and strong balance sheets. The analysts then rank all such securities based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the fund.

     The fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. Investments in foreign securities may include depositary receipts. The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

 -- Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.75%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.87%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $89      $277     $481    $1,071

PORTFOLIO MANAGERS

     The MFC Global (U.S.A.) portfolio managers for the fund are:

      --   Rhonda Chang, CFA

      --   Norman Ali, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIQMX
         CUSIP        47803X206
         SEC number   811-21779

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.80%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.13%
Total fund operating expenses...............................   0.98%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $100     $311     $540    $1,197

PORTFOLIO MANAGERS

     The DeAM portfolio managers for the fund are:

      --   Janet Campagna

      --   Robert Wang

      --   Julie Abbett

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker         pending
           CUSIP          pending
           SEC number   811-21779

                                LARGE CAP FUNDS

ALL CAP GROWTH FUND

SUBADVISER:  AIM Capital Management, Inc. ("AIM")

GOAL AND STRATEGY

     The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, principally in common stocks of companies that the subadviser believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the fund will be incidental.

     The fund's portfolio is primarily comprised of securities of two basic categories of companies:

      -- "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

      -- "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

     The fund may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the value of the portfolio. American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 20% limitation.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Sector Risk. The fund may invest in internet-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

   YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.90%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.05%
Total fund operating expenses...............................   1.00%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $102     $318     $552    $1,225

PORTFOLIO MANAGERS

     The AIM portfolio managers for the fund are:

      --   Lanny H. Sachnowitz (lead manager)

      --   Kirk L. Anderson

      --   James G. Birdsall

      --   Robert J. Lloyd

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JICGX
         CUSIP        47803V408
         SEC number   811-21779

ALL CAP VALUE FUND

SUBADVISER:  Lord, Abbett & Co. LLC ("Lord Abbett").

GOAL AND STRATEGY

     The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in equity securities of U.S. and multinational companies that Lord Abbett believes are undervalued in all capitalization ranges. Under normal market circumstances, the fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000 Index ($906 million to $381.3 billion as of August 31, 2005). This range varies daily. Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. These are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price to-book ratios).

     In selecting investments, Lord Abbett attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what Lord Abbett thinks is its full value, or may go down in value, the subadviser's emphasis on large, seasoned company value stocks may limit the fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. Lord Abbett generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser's valuation target.

     The fund may invest up to 10% of its net assets in foreign equity securities. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the U.S. to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.83%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.06%
Total fund operating expenses...............................   0.94%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $96      $300     $520    $1,155

PORTFOLIO MANAGERS

     Members of Lord Abbett's team of managers and analysts for the fund are:

      --   Robert G. Morris

      --   Robert P. Fetch

      --   David G. Builder

      --   Daniel H. Frascarelli

      --   Howard Hansen

      --   Gerard S. E. Heffernan

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JICVX
         CUSIP        47803V606
         SEC number   811-21779

BLUE CHIP GROWTH FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

GOAL AND STRATEGY

     The fund seeks to provide long-term growth of capital. Current income is a secondary objective. To pursue these goals, the fund invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth.

     In identifying blue chip companies, T. Rowe Price generally considers the following characteristics:

          Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

          Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. T. Rowe Price analysts will evaluate the depth and breadth of a company's management experience.

          Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

     T. Rowe Price evaluates the growth prospects of companies and the industries in which they operate. T. Rowe Price seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects T. Rowe Price's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.

     Most of the assets of the fund are invested in U.S. common stocks. However, the fund may also purchase other types of securities, including, (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its total assets) including ADRs, (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

     The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment grade debt securities (junk bonds). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

     The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Foreign Securities Risk. The fund may invest up to 20% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee(A)...........................................   0.81%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(B)...........................................   0.04%
Total fund operating expenses...............................   0.90%

(A)The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.78% and 0.87%, respectively. This voluntary waiver may be terminated at any time.
(B)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $92      $288     $500    $1,111

PORTFOLIO MANAGER

     The T. Rowe Price portfolio manager for the fund is:

      --   Larry J. Puglia, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIBCX
         CUSIP        47803V804
         SEC number   811-21779

CAPITAL APPRECIATION FUND

SUBADVISER:  Jennison Associates LLC ("Jennison")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium to large capitalization companies.

     Jennison follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Jennison looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

     Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its portfolio securities.

     In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depository Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs) and similar securities.

     The fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

     In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the portfolio's return or protect its assets if market conditions warrant:

      -- The fund may make short sales of a security including short sales "against the box" and it may invest in repurchase agreements.

      -- The fund may invest up to 20% of its total asset in foreign equity securities. For purposes of this 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.

      -- The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

      -- The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

      -- The fund may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investor Service, Inc. or BBB or higher by Standard & Poor's Ratings Group or the equivalent rating by another rating service). These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the Jennison believes are of comparable quality to these obligations.

     Jennison considers selling or reducing a stock position when, in its opinion, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- Prepayment/Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's callable securities and mortgage related securities or other fixed income securities to be paid off substantially earlier than expected.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................  0.83%
Distribution and service (12b-1) fees.......................  0.05%
Other expenses(A)...........................................  0.07%
Total fund operating expenses...............................  0.95%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $97      $302     $524    $1,164

PORTFOLIO MANAGERS

     The Jennison portfolio managers for the fund are:

      --   Michael A. Del Balso

      --   Spiros Segalas

      --   Kathleen A. McCarragher

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                  JICPX
         CUSIP               47803V879
         SEC number          811-21779

CORE EQUITY FUND

SUBADVISER:  Legg Mason Capital Management, Inc. ("Legg Mason")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

     The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods and annual portfolio turnover of less than 50%. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

     The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

     The fund may also invest in debt securities of companies having one or more of the above characteristics. The portfolio may invest up to 25% of its total assets in long-term debt securities and up to 10% in debt securities rated below investment grade, commonly known as "junk bonds."

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.79%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.05%
Total fund operating expenses...............................   0.89%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $91      $284     $494    $1,098

PORTFOLIO MANAGER

     The Legg Mason portfolio manager for the fund is:

      --   Mary Chris Gay

*Legg Mason's investment team for the fund is led by Bill Miller (since 1999).

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker         pending
           CUSIP        47803V853
           SEC number   811-21779

EQUITY-INCOME FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

GOAL AND STRATEGY

     The fund seeks to provide substantial dividend income and also long-term capital appreciation. To pursue these goals, the fund invests, under normal circumstances, at least 80% of its total assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.
T. Rowe Price believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

     The fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

     The fund will generally consider companies with the following characteristics:

      --   established operating histories;

      --   above-average dividend yield relative to the S&P 500 Index;

      --   low price/earnings ratios relative to the S&P 500 Index;

      --   sound balance sheets and other financial characteristics; and

      -- low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

     The fund may also purchase other types of securities in keeping with its objective, including U.S. and non-U.S. dollar denominated foreign securities including ADRs (up to 25% of total assets); preferred stocks; convertible stocks, bonds, and warrants; and futures and options.

     The fund may invest in fixed-income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (commonly known as "junk bonds").

     The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The Statement of Additional Information contains more complete description of such instruments and the risks associated therewith.

     In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal. for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- Foreign Securities Risk. The portfolio may invest up to 25% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. Since the portfolio will only invest up to 25% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee(A)...........................................   0.81%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(B)...........................................   0.04%
Total fund operating expenses...............................   0.90%

(A)The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, and Small Company Value Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, and Small Company Value Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.78% and 0.87%, respectively. This voluntary waiver may be terminated at any time.
(B)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $92      $288     $500    $1,112

PORTFOLIO MANAGER

     The chair of T. Rowe Price's investment advisory committee for the fund is:

      --   Brian C. Rogers, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                     JIEMX
         CUSIP                  47803V788
         SEC number             811-21779

FUNDAMENTAL VALUE FUND

SUBADVISER:  Davis Selected Advisers, L.P. ("Davis")

GOAL AND STRATEGY

     The fund seeks growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

     Davis uses the Davis investment philosophy in managing the fund's portfolio. The Davis investment philosophy stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

      --   First-class management

      --   Management ownership

      --   Strong returns on capital

      --   Lean expense structure

      --   Dominant or growing market share in a growing market

      --   Proven record as an acquirer

      --   Strong balance sheet

      --   Competitive products or services

      --   Successful international operations

      --   Innovation

     The fund may also invest to a limited extent, in foreign securities and fixed income securities.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

 -- Sector Risk. The fund may invest in securities of companies in the financial services industry. Companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.77%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.05%
Total fund operating expenses...............................   0.87%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $89      $277     $482    $1,072

PORTFOLIO MANAGERS
     The Davis portfolio managers for the fund are:

      --   Christopher C. Davis

      --   Kenneth Charles Feinberg

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                  JIFVX
         CUSIP               47803V762
         SEC number          811-21779

GROWTH & INCOME FUND

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GOAL AND STRATEGY

     The fund seeks to achieve high total return by outperforming its benchmark, currently the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

     To pursue this goal, the fund typically makes equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to the U.S.

     The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

     The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     Benchmark. The S&P 500 Index is an index of large capitalization U.S. stocks. As of August 31, 2005, the market capitalizations of companies that issue stocks included in the S&P 500 Index ranged from $540 million to $367.4 billion.

PAST PERFORMANCE
     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Credit and Counterparty Risk. This is the risk of the default of an issuer of a portfolio's security or a derivatives counterparty.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.67%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.08%
Total fund operating expenses...............................   0.80%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $82      $255     $444    $  989

PORTFOLIO MANAGERS

     Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

      --   Robert Soucy

      --   Sam Wilderman

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker         pending
         CUSIP          pending
         SEC number   811-21779

GROWTH FUND

SUBADVISER:  Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

     The fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company. The range of capitalizations of companies included in the Russell 1000 Index was $906 million to $381.3 billion as of August 31, 2005.

     In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

     The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

PAST PERFORMANCE
     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Credit and Counterparty Risk. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.80%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.05%
Total fund operating expenses...............................   0.90%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3
----------------                                              ------   ------
Class 1.....................................................   $92      $286

PORTFOLIO MANAGERS

     Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

      --   Robert Soucy

      --   Sam Wilderman

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker         pending
         CUSIP          pending
         SEC number   811-21779

INTRINSIC VALUE FUND

SUBADVISER:  Grantham, Mayo,Van Otterloo & Co. LLC ("GMO")

GOAL AND STRATEGY

     The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

     The fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. The range of capitalizations of companies included in the Russell 1000 Index was $906 million to $381.3 billion as of August 31, 2005.

     In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believe to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

     The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Credit and Counterparty Risk. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management feet.............................................   0.78%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.05%
Total fund operating expenses...............................   0.88%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3
----------------                                              ------   ------
Class 1.....................................................   $90      $280

PORTFOLIO MANAGERS

     Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

      --   Robert Soucy

      --   Sam Wilderman

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker        pending
         CUSIP         pending
         SEC number  811-21779

LARGE CAP FUND

SUBADVISER:  UBS Global Asset Management (Americas) Inc. ("UBS")

GOAL AND STRATEGY

     The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies for purposes of the fund as those with a market capitalization range equal to that of the fund's benchmark, the Russell 1000 Index ($906 million to $381.3 billion at August 31, 2005).

     Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the fund emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

     In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

     The fund will invest in companies within its capitalization range as described above. However, the fund may invest a portion of its assets in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the fund is not required to dispose of the security.

     The subadviser actively manages the portfolio which may, at times, result in a higher than average portfolio turnover ratio.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Active Portfolio Trading Risk. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.85%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.08%
Total fund operating expenses...............................   0.98%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $100     $311     $540    $1,198

PORTFOLIO MANAGER

     The leader of the UBS investment management team for the fund is:

      --   Thomas J. Digenan

     See page 99 for subadviser information.

FUND CODES

CLASS 1    Ticker                  JILPX
           CUSIP               47803V614
           SEC number          811-21779

LARGE CAP VALUE FUND

SUBADVISER:  Fund Asset Management, L.P. (doing business as "Mercury Advisors")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests in a diversified portfolio of equity securities of large cap companies located in the U.S. The fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

     The fund seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks of large cap companies the subadviser selects from among those that are, at the time of purchase, included in the Russell 1000 Index. As of August 31, 2005, the capitalization range of the Russell 1000 Index was $906 million to $381.3 billion.

     In selecting securities for the portfolio, the subadviser uses a proprietary model that employs three filters in its initial screens: (1) earnings momentum (which is an evaluation of what it believes to be the issuer's prospects for future earnings per share based on the growth and sustainability of earnings over previous periods); (2) earnings surprise (which analyzes an issuer's reported earnings as opposed to those that were anticipated); and (3) valuations based on price-to-earnings and a dividend discount model. The subadviser looks for strong relative earnings growth, preferring growth based on increased productivity and sales to growth resulting from the company's simply revising its pricing structure. A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the fund.

     After the initial screening is done, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

     Because the fund will not hold all the stocks in the Russell 1000 Value Index and because a portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an "index" fund. In seeking to outperform the relevant benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

      --   Relative price to earnings and price to book ratios

      --   Weighted median market capitalization of the portfolio

      -- Allocation among the economic sectors of the portfolio as compared to the applicable index

      --   Weighted individual stocks within the applicable index.

     The fund may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the U.S. that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the fund's investment allocations. The fund anticipates that it would generally limit its foreign securities investment to ADRs of issuers in developed countries.

     The fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the fund may invest. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.85%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.09%
Total fund operating expenses...............................   0.99%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $101     $316     $547    $1,214

PORTFOLIO MANAGER

     The Mercury portfolio manager for the fund is:

      --   Bob Doll, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker              JICZX
         CUSIP               47803V580
         SEC number          811-21779

QUANTITATIVE VALUE FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

GOAL AND STRATEGY

     The fund seeks seek long-term capital appreciation. To pursue this goal, the fund invests primarily in large-cap U.S. securities with the potential for long-term growth of capital.

     In managing the portfolio, MFC Global (U.S.A.) uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market. Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

     The fund may also hold fixed income securities (including cash and cash equivalents) and foreign securities from time to time.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                      CLASS 1
-------------------------                                      -------
Management fee..............................................    0.70%
Distribution and service (12b-1) fees.......................    0.05%
Other expenses(A)...........................................    0.06%
Total fund operating expenses...............................    0.81%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $83      $260     $452    $1,007

PORTFOLIO MANAGERS

     The MFC Global (U.S.A.) portfolio managers for the fund are:

      --   Harpreet Singh

      --   Chris Hensen, CFA

      --   Brett Hryb, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker                  JIQVX
           CUSIP               47803X305
           SEC number          811-21779

STRATEGIC VALUE FUND

SUBADVISER:  Massachusetts Financial Services Company ("MFS")

GOAL AND STRATEGY

     The fund seeks capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies which MFS believes are undervalued in the market relative to their long term potential.

     The equity securities of the companies invested in by the portfolio may be undervalued because they are temporarily out of favor in the market due to:

      --   a decline in the market

      --   poor economic conditions

      -- developments that have affected or may affect the issuer of the securities or the issuer's industry; or

      --   the market having overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

     The fund also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative value make such purchases attractive.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the portfolio manager and MFS' large group of equity research analysts.

     The fund may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies. The fund may engage in short sales.

     The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

     The Fund may depart from its principal investment strategies by temporarily investing in cash and cash equivalents for defensive purposes when adverse market, economic or political conditions exist. While the fund invests defensively, it may not be able to pursue its investment objective. The fund's defensive investment position may not be effective in protecting its value.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.85%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.09%
Total fund operating expenses...............................   0.99%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $101     $316     $548    $1,216

PORTFOLIO MANAGERS

     The MFS portfolio managers for the fund are:

      --   Kenneth Enright

      --   Alan T. Langsner

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                  JISSX
         CUSIP               47803X750
         SEC number          811-21779

U.S. GLOBAL LEADERS GROWTH FUND

SUBADVISER:  Sustainable Growth Advisers, L.P. ("SGA")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

     Under normal market conditions, the fund invests at least 80% of its assets in stocks of companies the subadviser regards as U.S. Global Leaders. The subadviser consider U.S. Global Leaders to be U.S. companies with multi-national operations that exhibit sustainable growth characteristics in that they:

      -- hold leading market shares of their relevant industries that result in high profit margins and high investment returns; and

      -- supply consumable products or services so that their revenue streams are recurring.

     The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as it believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace. As a result of SGA's investment strategy, the fund typically invests in large capitalization companies (companies in the capitalization range of the S&P 500 Index).

     The fund may invest in other types of equities and foreign stocks.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Investment Category Risk. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.71%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.83%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $85      $266     $462    $1,028

PORTFOLIO MANAGERS

     The SGA portfolio managers for the fund are:

      --   George P. Fraise

      --   Gordon M. Marchand

      --   Robert L. Rohn

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIGUX
         CUSIP        47803X719
         SEC number   811-21779

                              INTERNATIONAL FUNDS

INTERNATIONAL GROWTH FUND

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GOAL AND STRATEGY

     The fund seeks long term capital appreciation. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically invests in a diversified portfolio of equity investments from developed markets throughout the world.

     The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their fundamental value. The subadviser maintains diversification across countries, and tilts the fund's portfolio in favor of countries that it believes have the highest growth prospects or are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

     The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     Benchmark. The fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of US $100 million), representing the top 80% of available capital of the BMI in each country.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Growth Stock Risk. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

 -- Small/Mid Cap Stock Risk. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Credit and Counterparty Risk. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

 -- Liquidity Risk. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.90%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.13%
Total fund operating expenses...............................   1.08%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3
----------------                                              ------   ------
Class 1.....................................................   $111     $345

PORTFOLIO MANAGER

     Day-to-day management of the fund is the responsibility of GMO's International Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund is:

      --   Dr. Thomas Hancock

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                pending
         CUSIP                 pending
         SEC number          811-21779

INTERNATIONAL OPPORTUNITIES FUND

SUBADVISER:  Marsico Capital Management, LLC ("Marsico")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies operating in emerging markets.

     The fund uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the subadviser may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the subadviser identifies sectors, industries and companies that it believes may benefit from the overall trends that the subadviser has observed.

     The subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, the subadviser may focus on any of a number of different attributes including the company's specific market expertise or dominances, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

     As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management as well as with its customers, suppliers and competitors. The subadviser may also prepare detailed earnings and cash flow models of some companies. These models enable the subadviser to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to seek to replicate and describe a company's past, present and projected future performance. The models generally include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

     The subadviser may reduce a position in or sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, when the subadviser finds other, more attractive opportunities, or for other reasons.

     Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

     Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds and mortgage and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- Prepayment Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.97%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.14%
Total fund operating expenses...............................   1.16%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $119     $369     $640    $1,412

PORTFOLIO MANAGER

     Marsico's portfolio manager for the fund is:

      --   James G. Gendelman

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIIOX
         CUSIP        47803V713
         SEC number   811-21779

INTERNATIONAL SMALL CAP FUND

SUBADVISER:  Templeton Investment Counsel, LLC ("Templeton")

GOAL AND STRATEGY

     The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in the common stocks of smaller companies outside the U.S. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").

     The fund may invest in small company securities in emerging markets. In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

     An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

     The fund may invest more than 25% of its assets in the securities of companies located in any one country. At least 65% of the fund's total assets will normally be invested in foreign securities representing a minimum of three countries other than the U.S.

     When choosing equity investments for the fund, Templeton applies a "bottom up", value-oriented, long-term approach, focusing on the market price of a company's securities relative to Templeton's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invest in emerging markets, its foreign securities risk will be higher.

 -- Small Cap Stock Risk. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.92%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.16%
Total fund operating expenses...............................   1.13%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $115     $360     $624    $1,378

PORTFOLIO MANAGERS

     The Templeton portfolio managers for the fund are:

      --   Tucker Scott, CFA

      --   Cindy Sweeting, CFA

      --   Simon Rudolph

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIIMX
         CUSIP        47803V689
         SEC number   811-21779

INTERNATIONAL STOCK FUND

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

GOAL AND STRATEGY

     The fund seeks to achieve high total return by outperforming its benchmark. To pursue this goal, the fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments.

     The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

     Stocks -- valuation, firm quality, and improving fundamentals;

     Countries -- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

     Currencies -- export and producer price parity, balance of payments, and interest rate differentials.

     The factors considered by the subadviser and the models used may change over time. In using these models to construct the fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund's exposure to market capitalization categories (e.g., small cap, mid cap, and large cap) relative to the fund's benchmark.

     The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and may manage risk by implementing shifts in investment exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the fund's net assets. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     Benchmark. The fund's benchmark is the is the MSCI EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE Index"), a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Credit and Counterparty Risk. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.89%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.13%
Total fund operating expenses...............................   1.07%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $109     $341     $591    $1,307

PORTFOLIO MANAGER

     Day-to-day management of the fund is the responsibility of GMO's International Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund is:

      --   Dr. Thomas Hancock

     See page 99 for subadviser information.

FUND CODES

CLASS 1     Ticker           JIILX
            CUSIP        47803V663
            SEC number   811-21779

INTERNATIONAL VALUE FUND

SUBADVISER:  Templeton Investment Counsel, LLC ("Templeton")

GOAL AND STRATEGY

     The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

     Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

     Templeton's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, Templeton will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

     The fund does not currently intend to use any of the investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee(C)...........................................   0.82%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.11%
Total fund operating expenses(C)............................   0.98%

(A)Based on estimated amounts for the current fiscal year.
(C)The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. If such reimbursement were reflected in the table, "Management fee" and Total fund operating expenses" would be, respectively, 0.80% and 0.96% for Class 1 shares and 80% and 1.31% for Class 3 shares. This voluntary expense reimbursement may be terminated any time.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $100     $313     $543    $1,204

PORTFOLIO MANAGERS

     The Templeton portfolio managers for the fund are:

      --   Tucker Scott, CFA (team leader)

      --   Cindy L. Sweeting, CFA

      --   Antonio T. Docal, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIVIX
         CUSIP        47803V648
         SEC number   811-21779

                               FIXED-INCOME FUNDS

ACTIVE BOND FUND

SUBADVISERS:  Declaration Management and Research LLC ("Declaration")
              John Hancock Advisers, LLC ("John Hancock Advisers")

GOAL AND STRATEGY

     The fund seeks income and capital appreciation. To pursue this goal, the fund, an intermediate term bond fund, normally invests at least 80% of its assets in a diversified mix of debt securities and instruments including, but not limited to: U.S. Treasury and agency securities; asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities and collateralized mortgage offerings; corporate bonds, both U.S. and foreign; and foreign government and agency securities.

     The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund's portfolio. The fund will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 65% Declaration; and 35% John Hancock Advisers. These percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during the quarter. This allocation methodology may change in the future.

     Declaration: In managing its portion of the portfolio, Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities. This portion of the portfolio normally has no more than 10% of its assets in high yield bonds, invests in foreign securities only if U.S. dollar denominated and has an average credit rating of "A" or "AA." Except as otherwise stated below, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     John Hancock Advisers: In managing its portion of the portfolio, John Hancock Advisers uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The subadviser tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. This portion of the portfolio normally has no more than 25% of its assets in high yield bonds and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the portfolio normally has an average credit rating of "A" or "AA." Except as otherwise stated below, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     The fund's turnover rate will generally exceed 100%.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

 -- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Active Portfolio Trading Risk. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

 -- Prepayment/Call Risk. The fund's share price or yield could be hurt if interest rate movements cause its mortgage related or other asset-backed securities to be paid off substantially earlier than expected.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.60%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.72%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $74      $230     $401     $895

PORTFOLIO MANAGERS

     The Declaration portfolio managers for the fund are:

      --   James E. Shallcross

      --   Peter Farley

     The John Hancock Advisers portfolio managers for the fund are:

      --   Howard C. Greene, CFA

      --   Benjamin A. Matthews

      --   Barry C. Evans, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIADX
         CUSIP        47803V200
         SEC number   811-21779

CORE BOND FUND

SUBADVISER:  Wells Capital Management, Incorporated ("Wells Capital")

GOAL AND STRATEGY

     The fund seeks total return consisting of income and capital appreciation. To pursue this goal, the fund invests, under normal market conditions, in a broad range of investment-grade debt securities, including: U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

     Wells Capital normally invests:

      --   at least 80% of the fund's assets in bonds;

      --   at least 80% of the total assets in investment-grade debt securities;

      -- up to 25% of the total assets in asset-backed securities, other than mortgage-backed securities;

      -- up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

      --   up to 10% of the total assets in stripped mortgage-backed securities.

     As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

     The fund's investment process may, at times, result in a higher than average portfolio turnover ratio.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Prepayment/Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related securities or stripped mortgage-backed securities to be paid off substantially earlier than expected.

 -- Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.67%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.08%
Total fund operating expenses...............................   0.80%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $81      $254     $442     $986

PORTFOLIO MANAGERS

     The Wells Capital portfolio managers for the fund are:

      --   William Stevens

      --   Marie Chandoha

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JICDX
         CUSIP        47803V861
         SEC number   811-21779

GLOBAL BOND FUND

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

GOAL AND STRATEGY

     The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These include fixed-income securities denominated in major foreign currencies and in U.S. dollars. The fund may also invest in baskets of foreign currencies (such as the euro) and the U.S. dollar.

     These securities may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. Depending on PIMCO's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the U.S. will normally vary between 25% and 75% of the portfolio's assets. The fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or, if unrated, determined by PIMCO to be of comparable quality). The average portfolio duration of the fund will normally vary within a three to seven year time frame. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

     In selecting securities for the fund, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      -- corporate debt securities, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      --   structured notes, including hybrid or "indexed" securities,

      --   event-linked bonds;

      --   loan participations;

      --   delayed funding loan and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The fund may:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis,

      -- enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.

     The fund may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.70%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.09%
Total fund operating expenses...............................   0.84%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $86      $269     $467    $1,039

PORTFOLIO MANAGER

     The PIMCO portfolio manager for the fund is:

      --   Sudi Mariappa

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIGDX
         CUSIP        47803V747
         SEC number   811-21779

HIGH YIELD FUND

SUBADVISER:  Salomon Brothers Asset Management Inc. ("SaBAM")

GOAL AND STRATEGY

     The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To pursue this goal, the fund invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in high yield securities, including corporate bonds, preferred stocks, U.S. Government securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by SaBAM to be of equivalent quality): "Ba" through "C" by Moody's and "BB" through "D" by Standard & Poor's.

     Securities rated less than "Baa" by Moody's or "BBB" by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as "junk bonds." The fund may also invest in investment grade securities.

     The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, when, in the opinion of SaBAM, the combination of current yield and currency value offers attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. SaBAM may utilize futures, swaps and other derivatives in managing the portfolio.

     The fund may also invest in fixed- and floating-rate loans, which generally will be loan participations and assignments of such loans.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

 -- Prepayment/Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

 -- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.66%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.06%
Total fund operating expenses...............................   0.77%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $78      $245     $425     $949

PORTFOLIO MANAGERS

     The members of SaBAM's Fixed Income Team for the fund are:

      --   Peter Wilby, CFA

      --   Beth Semmel, CFA

      --   Thomas Flanagan, CFA

      --   James Craige, CFA

      --   John Madden

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIHDX
         CUSIP        47803V721
         SEC number   811-21779

INVESTMENT QUALITY BOND FUND

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

GOAL AND STRATEGY

     The fund seeks to provide a high level of current income consistent with the maintenance of principle and liquidity. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

     Wellington Management's investment decisions derive from a three-pronged analysis, including:

      --   sector analysis,

      --   credit research, and

      --   call protection.

     Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by Wellington Management, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall portfolio. Factors considered include:

      --   relative valuation of available alternatives,

      --   impact on portfolio yield, quality and liquidity, and

      --   impact on portfolio maturity and sector weights.

     Wellington Management attempts to maintain a high, steady and possibly growing income stream.

     At least 80% of the fund's assets are invested in bonds and debentures, including:

      -- marketable investment grade debt securities of U.S. and foreign issuers (payable in U.S. dollars) rated at the time of purchase "Baa" or higher by Moody's or "BBB" or higher by Standard & Poor's (or, if unrated, of comparable quality as determined by Wellington Management), including privately placed debt securities, asset-backed securities and commercial mortgage-backed securities;

      -- securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and

      -- cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

      -- up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% emerging market fixed income securities.

     The balance (no more than 20%) of the fund's assets may be invested in below investment grade bonds and other securities including privately placed debt securities and commercial mortgage-backed securities:

      -- U.S. and foreign debt securities rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's (and unrated securities of comparable quality as determined by Wellington Management),

      --   preferred stocks,

      --   convertible securities (including those issued in the Euromarket),

      --   securities carrying warrants to purchase equity securities, and

      -- non-U.S. dollar fixed income securities subject to the 20% limit set forth above.

     In pursuing its investment objective, the fund may invest up to 20% of its assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by Standard & Poor's (or, if unrated, are deemed of comparable quality as determined by Wellington Management). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.60%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.09%
Total fund operating expenses...............................   0.74%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $76      $237     $411    $  918

PORTFOLIO MANAGERS
     The Wellington Management portfolio managers for the fund are:

      --   Thomas L. Pappas, CFA

      --   Richard T. Crawford, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIQBX
         CUSIP        47803V622
         SEC number   811-21779

REAL RETURN BOND FUND

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

GOAL AND STRATEGY

     The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. To pursue this goal, the fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

     Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.

     The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (commonly known as "junk bonds") rated "B" or higher by Moody's or Standard & Poor's, or, if unrated, determined by PIMCO to be of comparable quality.

     The fund may also invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The fund may also lend its portfolio securities to brokers, dealers, and other financial institutions to earn income and may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

     The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.70%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.05%
Total fund operating expenses...............................   0.80%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $82      $256     $445     $993

PORTFOLIO MANAGER

     The PIMCO portfolio manager for the fund is:

      --   John B. Brynjolfsson, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIRRX
         CUSIP        47803X701
         SEC number   811-21779

STRATEGIC BOND FUND

SUBADVISER:  Salomon Brothers Asset Management Inc. ("SaBAM")

GOAL AND STRATEGY

     The fund seeks a high level of total return consistent with preservation of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in fixed-income securities.

     The fund's assets may be allocated among the following five sectors of the fixed-income market: (i) U.S. Government obligations; (ii) investment grade domestic corporate fixed-income securities; (iii) below investment grade or non-investment grade high yield corporate fixed-income securities; (iv) mortgage-backed and asset-backed securities; and (v) investment grade and below investment grade or non-investment grade high yield international fixed-income securities.

     The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by SaBAM. Below investment grade securities are commonly referred to as "junk bonds".

     SaBAM will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on SaBAM's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

     In making this determination, SaBAM relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. SaBAM also relies on its own assessment of economic and market conditions both on a global and local (country) basis. SaBAM considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The fund's assets may not always be allocated to the highest yielding securities if SaBAM believes that such investments would impair the fund's ability to preserve shareholder capital. SaBAM will continuously review this allocation of assets and make such adjustments as it deems appropriate. The fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

     The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities, investment grade corporate fixed income securities and investment grade international fixed income securities purchased by the fund are set forth in the discussion of investment objectives and policies for the Investment Quality Bond, U.S. Government Securities and Global Bond Funds, and in the section entitled "Other Instruments" in the Statement of Additional Information. The types and characteristics of the money market securities purchased by the fund are set forth in the discussion of investment objectives of the Money Market Fund. Potential investors should review these other discussions in considering an investment in shares of the fund. The fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of its assets may be invested in foreign securities. SaBAM has discretion to select the range of maturities of the various fixed income securities in which the fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

     The high yield sovereign fixed income securities in which the fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. SaBAM expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

     Although SaBAM does not anticipate investing in excess of 75% of the fund's assets in domestic and developing country fixed income securities that are rated below investment grade, the fund may invest a greater percentage in such securities when, in the opinion of the SaBAM, the yield available from such securities outweighs their additional risks. By investing a portion of the fund's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, SaBAM seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's (i.e., rated "C" by Moody's or "CCC" or lower by Standard & Poor's).

     In light of the risks associated with investing in high yield corporate and sovereign debt securities, SaBAM considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

             CORPORATE DEBT SECURITIES                            SOVEREIGN DEBT INSTRUMENTS
             -------------------------                            --------------------------
 --   issuer's financial condition                    --   economic and political conditions within the
 --   issuer's sensitivity to economic conditions     issuer's country
and trends                                            --   issuer's external and overall debt levels, and
 --   issuer's operating history                      its ability to pay principal and interest when due
 --   experience and track record of the issuer's     --   issuer's access to capital markets and other
      management                                      sources of funding
                                                      --   issuer's debt service payment history

     SaBAM also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The portfolio's ability to achieve its investment objective may be more dependent on SaBAM's credit analysis than would be the case if it invested in higher quality debt securities.

     The fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

 -- Prepayment/Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

 -- Manager Risk. If the subadviser's investment strategies do not perform as expected, the fund could underperform its peers or lose money.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.68%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.07%
Total fund operating expenses...............................   0.80%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $82      $255     $444    $  989

PORTFOLIO MANAGERS

     The SaBAM portfolio managers for the fund are:

      --   Roger Lavan, CFA

      --   Peter Wilby, CFA, CPA

      --   David Scott (CAM Limited*)

*SaBAM's affiliate Citigroup Asset Management Limited (CAM Limited) provides certain advisory services to SaBAM with regard to the fund's currency transactions and investments and in non-dollar denominated debt securities.

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JISBX
         CUSIP        47803X776
         SEC number   811-21779

TOTAL RETURN FUND

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

GOAL AND STRATEGY

     The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the fund will normally vary within a three to six year time frame based on PIMCO's forecast for interest rates. (Duration is a measure of the expected life of a fixed-income security on a present value basis.)

     The fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or if unrated, determined by PIMCO to be of comparable quality). The fund may also invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which PIMCO believes to be relatively undervalued.

     In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Total Return Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed-income securities in which the fund may invest include the following (which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies):

      -- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      -- Corporate debt securities, including convertible securities and corporate commercial paper;

      --   Mortgage-backed and other asset-backed securities;

      --   Inflation-indexed bonds issued by both governments and corporations;

      --   Structured notes, including hybrid or "indexed" securities;

      --   Event-linked bonds;

      --   Loan participations;

      --   Delayed funding loan and revolving credit facilities;

      -- Bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- Debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; o Repurchase agreements and reverse repurchase agreements;

      -- Obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may invest all or a portion of its assets in repurchase agreements, cash and cash equivalents. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

     The fund may:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis,

      -- enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.

     The fund may use the above-mentioned strategies to obtain market exposure to the securities in which the fund primarily invests and to hedge currency risk. As a non-fundamental operating policy, PIMCO normally intends to use foreign currency-related strategic transactions in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the fund denominated in currencies other than the U.S. dollar. See "Hedging and Other Strategic Transactions" in the Statement of Additional Information for further information on these investment strategies.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................  0.70%
Distribution and service (12b-1) fees.......................  0.05%
Other expenses(A)...........................................  0.05%
Total fund operating expenses...............................  0.80%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $82      $255     $444    $  989

PORTFOLIO MANAGER

     The PIMCO portfolio manager for the fund is:

      --   William H. Gross, CFA

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JITRX
         CUSIP        47803X735
         SEC number   811-21779

U.S. GOVERNMENT SECURITIES FUND

SUBADVISER:  Salomon Brothers Asset Management Inc ("SaBAM")

GOAL AND STRATEGY

     The fund seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts.

     The securities in which the fund invests include:

      -- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

      -- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

      -- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

      -- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

      --   futures contracts or financial instruments and indices.

      -- collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

     As noted above, the fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

     The fund will comply with diversification requirements established pursuant to the Code for investments of separate accounts funding registered contracts. Under these requirements, the value of the assets of the fund are subject to the following restrictions:

      -- no more than 55% of the value of the fund's assets may be represented by any one investment;

      -- no more than 70% of the value of the fund's assets may be represented by any two investments;

      -- no more than 80% of the value of the fund's assets may be represented by any three investments; and

      -- no more than 90% of the value of the fund's assets may be represented by any four investments.

     To determine the fund's compliance with the requirements above, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the fund may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

     The fund is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information. Specifically, the fund may:

      -- write covered call options and put options on securities and purchase call and put options on securities,

      -- write covered call and put options on securities indices and purchase call and put options on securities indices,

      -- enter into futures contracts on financial instruments and indices, and

      --   write and purchase put and call options on such futures contracts.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the fund's average maturity is longer, under certain market conditions the fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

 -- Prepayment/Call Risk. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.63%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.06%
Total fund operating expenses...............................   0.74%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $76      $237     $411    $  918

PORTFOLIO MANAGER

     The SaBAM portfolio manager for the fund is:

      --   Roger Lavan

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                  JIUSX
         CUSIP               47803X685
         SEC number          811-21779

U.S. HIGH YIELD BOND FUND

SUBADVISER:  Wells Capital Management, Incorporated ("Wells Capital")

GOAL AND STRATEGY

     The fund seeks total return with a high level of current income. To pursue this goal, the fund invests, under normal market conditions, primarily below investment-grade debt securities (commonly known as "junk bonds" or high yield securities). The fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

     The subadviser actively manages a diversified portfolio of below investment-grade debt securities. The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. Its research and analysis highlight industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

     The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers who the subadviser believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The subadviser's strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

     Under normal circumstances, the subadviser invests:

      -- At least 80% of the fund's assets in corporate debt securities that are below investment-grade, including preferred and other convertible securities;

      --   Up to 15% of total assets in any one industry; and

      --   Up to 5% of total assets in any one issuer.

     The subadviser will generally invest in below investment-grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the portfolio securities is expected to be at least B- as rated by S&P.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Credit Risk. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

 -- Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.74%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.08%
Total fund operating expenses...............................   0.87%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $88      $277     $480    $1,069

PORTFOLIO MANAGERS

     The Wells Capital portfolio managers for the fund are:

      --   Roger Wittlin

      --   Phil Susser

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JIHLX
         CUSIP        47803X677
         SEC number   811-21779

                                  HYBRID FUNDS

MANAGED FUND

SUBADVISERS:  Grantham, Mayo,Van Otterloo & Co. LLC ("GMO")
              Declaration Management & Research LLC ("Declaration")

GOAL AND STRATEGY

     The fund seeks income and long-term capital appreciation. To pursue this goal, the fund, a balanced stock and bond fund, invests primarily in a diversified mix of: (a) common stocks of larger capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

     The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 60% -- GMO; and 40% -- Declaration. Percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter. This allocation methodology may change in the future.

     GMO. GMO seeks to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

     GMO typically invests its portion of the portfolio in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index (ranging from $540 million to $367.4 billion as of August 31, 2005). Under normal circumstances, GMO invests at least 80% of its portion of the fund in investments tied economically to the U.S.

     GMO uses proprietary research and quantitative models to seek out stocks its believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

     GMO intends that its portion of the fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO, in managing its portion of the fund, may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

     Declaration. Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bonds and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

     Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

     Except as otherwise indicated below, Declaration normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

     The portion of the portfolio managed by Declaration may invest in initial public offerings (IPOs), and other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (instruments whose value is based on indices or other securities).

     All Portions of the Fund. Each portion of the fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, each portion of the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Value Stock Risk. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

 -- Fixed-Income Securities Risk. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

 -- High Yield Securities Risk. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

 -- Credit and Counterparty Risk. This is the risk of the default of an issuer of a portfolio's security or a derivatives counterparty.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                     CLASS 1
-------------------------                                     -------
Management fee..............................................   0.69%
Distribution and service (12b-1) fees.......................   0.05%
Other expenses(A)...........................................   0.47%
Total fund operating expenses...............................   1.21%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $124     $385     $667    $1,470

PORTFOLIO MANAGERS

GMO PORTION

     Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

      --   Robert Soucy

      --   Sam Wilderman

DECLARATION PORTION

     Declaration's portfolio managers for the fund are:

      --   James E. Shallcross

      --   Peter Farley

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker                pending
         CUSIP                 pending
         SEC number          811-21779

                                SPECIALTY FUNDS

NATURAL RESOURCES FUND

SUBADVISER:  Wellington Management Company, LLP ("Wellington Management")

GOAL AND STRATEGY

     The fund seeks long-term total return. To pursue this goal, the fund invests, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

     Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The fund invests in the following four major areas, with "normal" allocations as indicated:

     (1) Energy -- 60%. This sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

     (2) Metals and Mining -- 30%. This sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

     (3) Forest Products and (4) Other Natural Resources-Based Companies -- 10% (collectively). The forest products sector includes timber, pulp and paper product companies. The other natural resources area consists of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

     The "normal" sub-sector allocation reflects Wellington Management's view on availability and relative attractiveness of investment opportunities within the natural resources sector. The fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

     Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal conditions, the fund is fully invested.

     Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities. The fund utilizes currency hedging to protect the value of the fund's assets when Wellington Management deems it advisable to do so.

     Wellington Management utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

     Benchmark. The custom natural resources benchmark will consist of: 60% MSCI World Energy Sources and Equipment & Services, 30% MSCI World Metals and Mining and 10% MSCI World Forest Products & Paper.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

     In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Sector Risk. The fund concentrates its investments in natural resources related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be affected by international political and economic developments, energy conservation, success of exploration projects and tax and other governmental regulations.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                      CLASS 1
-------------------------                                      -------
Management fee..............................................    1.00%
Distribution and service (12b-1) fees.......................    0.05%
Other expenses(A)...........................................    0.06%
Total fund operating expenses...............................    1.11%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $113     $353     $612    $1,353

*Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS

     The Wellington Management portfolio managers for the fund are:

      --   James A. Bevilacqua

      --   Karl E. Bandtel

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker           JINRX
         CUSIP        47803V127
         SEC number   811-21779

REAL ESTATE SECURITIES FUND

SUBADVISER:  Deutsche Asset Management, Inc. ("DeAM")

GOAL AND STRATEGY

     The fund seeks to achieve a combination of long-term capital appreciation and current income. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock preferred stock and securities convertible into common stock.

     A company is considered to be a real estate company if, in the opinion of DeAM, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

     DeAM looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DeAM tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the portfolio may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DeAM believes will be the most profitable to the portfolio. DeAM also considers the effect of the real estate securities markets in general when making investment decisions. DeAM does not attempt to time the market.

     Description of REITs. A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     The fund may realize some short-term gains or losses if DeAM chooses to sell a security because it believes that one or more of the following is true:

      --   A security is not fulfilling its investment purpose;

      --   A security has reached its optimum valuation; or

      --   A particular company or general economic conditions have changed.

     Based on its recent practices, DeAM expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

     Other Investments. When DeAM believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the portfolio's cash assets remain liquid while performing more like stocks.)

     The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

     To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

     The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

PAST PERFORMANCE

     The fund commenced operations on October 17, 2005. Performance information is not presented.

MAIN RISKS

 -- Real Estate Securities Risk. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

 -- Equity Securities Risk. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

 -- Sector Risk. The fund concentrates its investments in real estate-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

 -- Foreign Securities Risk. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

 -- Non-Diversification Risk. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

 -- Derivatives Risk. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

YOUR EXPENSES

     Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                      CLASS 1
-------------------------                                      -------
Management fee..............................................    0.70%
Distribution and service (12b-1) fees.......................    0.05%
Other expenses(A)...........................................    0.04%
Total fund operating expenses...............................    0.79%

(A)Based on estimated amounts for the current fiscal year.

     The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                              YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------                                              ------   ------   ------   -------
Class 1.....................................................   $81      $253     $440     $981

PORTFOLIO MANAGERS

     The DeAM portfolio managers for the fund are:

      --   John F. Robertson, CFA

      --   Jerry W. Ehlinger, CFA

      --   Mark D. Zeisloft, CFA

      --   John W. Vojticek

     See page 99 for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker         pending
         CUSIP        47803X503
         SEC number   811-21779

                                  YOUR ACCOUNT

CLASS 1 SHARES

     The Class 1 shares of the funds are sold without any front-end or deferred sales charges. The share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

CLASS 1 SHARES

 --   Distribution and service (12b-1) fees of 0.05%.

     Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

     The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

     Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

     Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

     Your broker-dealer may receive a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

     Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

TRANSACTION POLICIES

     Valuation of Shares. The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

     Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

     Purchase and Redemption Prices. When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

     Execution of Requests. Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

     In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

     Excessive Trading. The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

     Right to Reject or Restrict Purchase and Exchange Orders. Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

     Exchange Limitation Policies. The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

     Limitation on Exchange Activity. The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

     Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

     These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

     Limitation on the Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

     Excessive Trading Risk. To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

     While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

      -- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks: Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.

      -- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.

      -- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.

     Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

     Dividends. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

     Account Statements. The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

     Fund Securities. The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information. Portfolio holding information is filed with the SEC on Forms N-CSR and N-Q.

                                  FUND DETAILS

BUSINESS STRUCTURE

     The diagram below shows the basic business structure used by John Hancock Funds II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

     The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

     The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. A fund will provide written notice to shareholders of each of the funds listed below at least 60 days prior to a change in its 80% investment policy.

LARGE CAP FUND                   NATURAL RESOURCES FUND
ACTIVE BOND FUND                 QUANTITATIVE MID CAP FUND
BLUE CHIP GROWTH FUND            REAL ESTATE SECURITIES FUND
CORE BOND FUND                   REAL RETURN BOND FUND
CORE EQUITY FUND                 SMALL CAP FUND
EMERGING SMALL COMPANY FUND      SMALL CAP OPPORTUNITIES FUND
GLOBAL BOND FUND                 SMALL COMPANY FUND
HIGH YIELD FUND                  SMALL COMPANY VALUE FUND
INTERNATIONAL SMALL CAP FUND     STRATEGIC BOND FUND
INTERNATIONAL STOCK FUND         U.S. GOVERNMENT SECURITIES FUND
INVESTMENT QUALITY BOND FUND     U.S. HIGH YIELD BOND FUND
LARGE CAP VALUE FUND             VALUE OPPORTUNITIES FUND
MID CAP CORE FUND
MID CAP STOCK FUND
MID CAP VALUE FUND

                                   [DIAGRAM]

     Management Fees. As full compensation for its services, the Adviser receives a fee from the Fund for each fund. The fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and the net assets of one or more other John Hancock funds (or portions thereof) that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund. The fee for each fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the fund at the close of business on the previous business day of the Fund.

     The schedule of the annual percentage rates of the management fees for the funds is set forth in Appendix A hereto.

SUBADVISER INFORMATION AND MANAGEMENT BIOGRAPHIES

     The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of the Fund. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such programs.

     Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the fund or funds which it subadvises.

     Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

A I M CAPITAL MANAGEMENT, INC. ("AIM")

     AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
All Cap Growth Fund*....................................  Lanny H. Sachnowitz
                                                          Kirk L. Anderson
                                                          James G. Birdsall
                                                          Robert J. Lloyd
Mid Cap Core Fund.......................................  Ronald S. Sloan

*The portfolio managers for the All Cap Growth Fund are assisted by the subadviser's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the fund's portfolio.

 -- Kirk L. Anderson. Portfolio Manager ; associated with AIM and/or its affiliates since 1994.

 -- James G. Birdsall. Portfolio Manager ; associated with AIM and/or its affiliates since 1995.

 -- Robert J. Lloyd. Portfolio Manager; associated with AIM and/or its affiliates since 2000; formerly an employee of American Electric Power (1997-2000).

 -- Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM and/or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

 -- Ronald S. Sloan (lead manager). Senior Portfolio Manager; joined AIM in 1998; formerly, President of Verissimo Research & Management, Inc. (1993 to 1998).

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

     American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Vista Fund..............................................  Glen A. Fogle
                                                          David M. Holland

 -- Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.

 -- David M. Holland. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.

DAVIS SELECTED ADVISERS, L.P. ADVISORS ("DAVIS")

     Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Financial Services Fund.................................  Christopher C. Davis
                                                          Kenneth Charles Feinberg
Fundamental Value Fund..................................  Christopher C. Davis
                                                          Kenneth Charles Feinberg

 -- Christopher C. Davis. Chairman and CEO; a Director and CEO, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

 -- Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

DECLARATION MANAGEMENT & RESEARCH LLC ("DECLARATION")

     Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Active Bond Fund........................................  Peter Farley
                                                          James E. Shallcross
Managed Fund............................................  Peter Farley
                                                          James E. Shallcross

 --   Peter Farley.  Vice President; joined Declaration in 1996.

 --   James E. Shallcross.  Senior Vice President; joined Declaration in 1991.

DEUTSCHE ASSET MANAGEMENT, INC. ("DEAM")

     DeAM is located at 345 Park Avenue, New York, New York 10154 and is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Real Estate Securities Fund.............................  Jerry W. Ehlinger
                                                          John F. Robertson
                                                          John W. Vojticek
                                                          Mark D. Zeisloft

 -- Jerry W. Ehlinger. Managing Director; joined DeAM in 2004; has over 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and as senior research associate covering REITS at Morgan Stanley.

 -- John F. Robertson. Partner; joined DeAM in 1997; previously Assistant Vice President for Lincoln Investment Management, Inc., responsible for REIT research for the Delaware Pooled Trust Real Estate Fund.

 -- John W. Vojticek. Partner; joined DeAM in 1996; 9 years of industry experience.

 -- Mark D. Zeisloft. Managing Director; joined DeAM in 1996; previously DeAM's Vice President/Credit Officer for the Corporate Real Estate/REIT group, as well as Vice President/Asset Manager in the Real Estate Asset Management division.

FRANKLIN ADVISERS, INC. ("FRANKLIN")

     Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., referred to as Franklin(R) Templeton(R) Investments, and is located at One Franklin Parkway, San Mateo, California, 94403. Through its subsidiaries, Franklin Templeton provides global and domestic investment management, shareholder, custody and distribution services to the Franklin, Templeton, Mutual Series and Fiduciary products, high net-worth and institutional accounts, as well as separate account management services.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Emerging Small Company Fund.............................  Brad Carris
                                                          Michael McCarthy
                                                          Zachary Perry

 -- Brad Carris. Research analyst and member of the Small Cap Portfolio Management Team; joined Franklin Templeton Investments in 2001.

 -- Michael McCarthy. Senior Vice President and Director of Equity Research; joined Franklin Templeton Investments in 1992.

 --   Zachary Perry.  Vice President; joined Franklin Templeton Investments in
      1995.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

     GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of May 31, 2005, GMO managed on a worldwide basis more than $87 billion for institutional investors such as pension plans, endowments and foundations.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Growth Fund.............................................  U.S. Quantitative Investment Division
Growth & Income Fund....................................  U.S. Quantitative Investment Division
Growth Opportunities Fund...............................  U.S. Quantitative Investment Division
International Growth....................................  International Quantitative Investment Division
International Stock Fund................................  International Quantitative Investment Division
Intrinsic Value Fund....................................  U.S. Quantitative Investment Division
Managed Fund............................................  U.S. Quantitative Investment Division
Value Opportunities Fund................................  U.S. Quantitative Investment Division

     U.S. Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The senior members of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund are:

      -- Robert Soucy.* Joined GMO in 1987 and has served as director of U.S. equity management since 2001.

      -- Sam Wilderman. Joined GMO in 1996 and has served as co-director of U.S. equity management since 2005.

     Mr. Soucy and Mr. Wilderman allocate responsibility for portions of the fund to various members of the Division, oversee the implementation of trades on behalf of the fund, review the overall composition of the fund's portfolio, and monitor cash flows.

     * Mr. Soucy has announced his retirement effective December 2005.

     International Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund is:

      -- Dr. Thomas Hancock. Senior member of the Division; joined GMO in 1995. Dr. Hancock allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE").

     Independence is located at 53 State Street, Boston, Massachusetts 02109 and is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts, and is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Small Cap Fund..........................................  Charles S. Glovsky

 -- Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

JENNISON ASSOCIATES LLC ("JENNISON")

     Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2004, Jennison had approximately $64 billion in assets under management.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Capital Appreciation Fund*..............................  Michael A. Del Balso
                                                          Kathleen A. McCarragher
                                                          Spiros Segalas

*The portfolio managers for the fund are supported by members of the subadviser's Large Cap Growth Equity Team, which is comprised of other portfolio managers, research analysts and other investment professionals. Team members provide research support, make securities recommendations and support the portfolio managers in all activities.

 -- Michael A. Del Balso. Executive Vice President and Director of Research for Growth Equity; joined Jennison in 1972. Mr. Del Balso generally has final authority over all aspects of the fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

 -- Kathleen A. McCarragher. Executive Vice President and Head of Growth Equity; joined Jennison in 1998; previously employed at Weiss, Peck & Greer L.L.C. as a managing director and director of large cap growth equities.

 -- Spiros Segalas. President and Chief Investment Officer; a founding member of Jennison in 1969.

JOHN HANCOCK ADVISERS, LLC ("JOHN HANCOCK ADVISERS")

     John Hancock Advisers, a Delaware limited liability company with offices at 101 Huntington Avenue, Boston, Massachusetts, is a wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117. JHLICO is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Active Bond Fund........................................  Barry H. Evans
                                                          Howard C. Greene
                                                          Benjamin A. Matthews
Strategic Income Fund...................................  Frederick L. Cavanaugh, Jr.
                                                          Daniel S. Janis, III

 -- Frederick L. Cavanaugh, Jr. Senior Vice President; joined John Hancock in 1986.

 -- Barry H. Evans. Senior Vice President, Chief Fixed Income Officer and a member of the Senior Investment Policy Committee; joined John Hancock in 1986.

 -- Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

 -- Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

 --   Benjamin A. Matthews.  Vice President; joined John Hancock in 1995.

LEGG MASON CAPITAL MANAGEMENT, INC. ("LEGG MASON")

     Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a financial services holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Core Equity Fund........................................  Mary Chris Gay*

*Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of fund and for implementing the investment strategies pursued by the master portfolio, subject to the fund's investment objectives, restrictions, cash flows and other considerations.

 -- Mary Chris Gay. Portfolio Manager; has managed or co-managed equity funds advised by Legg Mason since 1998 and has also served as a research analyst.

LORD, ABBETT & CO. LLC ("LORD ABBETT")

     Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
All Cap Value Fund......................................  David Builder
                                                          Robert P. Fetch
                                                          Daniel H. Frascarelli
                                                          Howard Hansen
                                                          Gerard S. E. Heffernan
                                                          Robert G. Morris
Mid Cap Value Fund......................................  Eileen Banko
                                                          David Builder
                                                          Howard Hansen
                                                          Edward K. von der Linde

 --   Eileen Banko.  Equity Analyst; joined Lord Abbett in 1990.

 --   David Builder.  Equity Analyst; joined Lord Abbett in 1998.

 -- Robert P. Fetch. Partner and Small-Cap Value Senior Investment Manager; joined Lord Abbett in 1995.

 -- Daniel H. Frascarelli. Partner and Investment Manager; joined Lord Abbett in 1990.

 --   Howard Hansen.  Investment Manager; joined Lord Abbett in 1994.

 -- Gerard S. E. Heffernan. Research Analyst on the Small Cap Value Team; joined Lord Abbett in 1998; previously a portfolio manager and equity research analyst at CL Capital Management.

 -- Robert G. Morris. Partner and Director of Equity Investments; joined Lord Abbett in 1991.

 -- Edward K. von der Linde. Partner and Investment Manager; joined Lord Abbett in 1988.

MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO")

     Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

FUND                                                      PORTFOLIO MANAGER
----                                                      -----------------
International Opportunities Fund........................  James G. Gendelman

 -- James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

     MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Strategic Value Fund....................................  Kenneth Enright
                                                          Alan T. Langsner

 --   Kenneth Enright.  Senior Vice President; joined MFS in 1986.

 --   Alan T. Langsner.  Vice President; joined MFS in 1999.

MERCURY ADVISORS ("MERCURY")

     Mercury is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury and its advisory affiliates constitute one of the world's largest asset management firms overseeing client assets in over 70 countries around the globe. Mercury's U.S. offices are located at 4 World Financial Center, New York, New York 10080.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Large Cap Value Fund....................................  Bob Doll

 -- Bob Doll. Senior Portfolio Manager; President and Chief Investment Officer of Merrill Lynch Investment Managers; joined Merrill Lynch Investment Managers in 1999.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the funds of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Emerging Growth Fund....................................  Niall Brown
                                                          Robert Lutzko
Quantitative Mid Cap Fund...............................  Norman Ali
                                                          Rhonda Chang
Quantitative Value Fund.................................  Chris Hensen
                                                          Brett Hryb
                                                          Harpreet Singh

 -- Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

 -- Niall Brown. Portfolio Manager and Senior Analyst of U.S. Equities; joined MFC Global (U.S.A.) in 2003; previously Vice President of U.S. Equities at TD Asset Management.

 -- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

 -- Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

 -- Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

 -- Robert Lutzko. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

 -- Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM")

     MSIM, which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM. MSIM also does business in certain instances using the name "Miller Anderson."

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Value Fund..............................................  Thomas Bastian
                                                          James Gilligan (Lead Manager)
                                                          James Roeder
                                                          Sergio Marcheli
                                                          Vince Vizachero

 -- Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.

 --   James Gilligan.  Portfolio Manager; joined Van Kampen in 1985.

 --   James Roeder.  Portfolio Manager; joined Van Kampen in 1999.

 -- Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.

 -- Vince Vizachero. Portfolio Manager; joined Van Kampen in 2001; previously an analyst at Fidelity.

MUNDER CAPITAL MANAGEMENT ("MUNDER")

     Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Small Cap Opportunities Fund............................  Robert E. Crosby
                                                          Julie R. Hollinshead
                                                          John P. Richardson

 --   Robert E. Crosby.  Senior Portfolio Manager; joined Munder in 1993.

 --   Julie R. Hollinshead.  Senior Portfolio Manager; joined Munder in 1995.

 -- John P. Richardson. Director, Small Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"),

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Global Bond Fund........................................  Sudi Mariappa
Real Return Bond Fund...................................  John B. Brynjolfsson
Total Return Fund.......................................  William H. Gross

 -- John B. Brynjolfsson. Managing Director and Portfolio Manager; joined PIMCO in 1989.

 -- William H. Gross. Managing Director, Portfolio Manager and Chief Investment Officer; a founding partner of PIMCO in 1971.

 -- Sudi Mariappa. Managing Director, Portfolio Manager and head of global portfolio management with responsibility for overseeing PIMCO's global portfolio management efforts, joined PIMCO in 2000; previously a managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading.

PZENA INVESTMENT MANAGEMENT, LLC. ("PZENA")

     Pzena, located at 120 West 45th Street, 34th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2005, the majority interest in Pzena was owned by the firm's five managing principals: Richard S. Pzena (President and CEO), John P. Goetz (Managing Principal, Research), Bill Lipsey (Managing Principal, Marketing and Client Services), Amy Jones (Managing Principal, Operations and Administration) and Rama Krishna (Managing Principal, Large Cap Value). In addition, fourteen additional employees owned interests in the firm as of January 1, 2005. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Classic Value Fund......................................  John P. Goetz
                                                          A. Rama Krishna
                                                          Richard S. Pzena

 -- John P. Goetz. Managing Principal and Co-Chief Investment Officer; joined Pzena in 1996.

 -- Rama Krishna. Managing Principal and Large Cap Portfolio Manager; joined Pzena in 2003; previously Chief Investment Officer and
      Head -- Institutional & International, Citigroup Asset Management and a Member of Citigroup's Management Committee.

 -- Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.

SALOMON BROTHERS ASSET MANAGEMENT INC. ("SABAM")

     SaBAM was established in 1987 and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services, asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
High Yield Fund.........................................  Team*
Special Value Fund......................................  Peter J. Hable
Strategic Bond Fund.....................................  Roger Lavan
                                                          David Scott
                                                          Peter Wilby
U.S. Government Securities Fund.........................  John DiSpigno
                                                          Roger Lavan

*Current members of SaBAM's management team for the fund include: Peter Wilby, CFA, Managing Director; Beth Semmel, CFA, Managing Director; Thomas Flanagan, CFA, Managing Director; James Craige, CFA, Managing Director; and John Madden, Vice President, who serves as the portfolio specialist for the Global High Yield Team.

 -- John DiSpigno. Director and portfolio specialist for the Investment Grade team; joined Citigroup in 1998.

 -- Peter J. Hable. Managing Director; joined Citigroup (or its predecessor firms) in 1983.

 -- Roger Lavan. Managing Director in the fixed-income department and Portfolio Manager; responsible for SaBAM's investment company and institutional portfolios which invest primarily in mortgage-backed and U.S. government debt securities; joined SaBAM in 1990.

 -- David Scott. Managing Director and a Senior Portfolio Manager with Citigroup Limited in London with primary responsibility for managing long-term global bond portfolios; manages currency transactions and investments in non-dollar denominated securities; joined Citigroup in 1994.

 -- Peter Wilby. Managing Director and Senior Portfolio Manager; responsible for investment company and institutional portfolio investments in high yield U.S. corporate debt securities and high yield foreign sovereign debt securities; joined SaBAM in 1989.

SUSTAINABLE GROWTH ADVISERS, L.P. ("SGA")

     SGA is located at 1285 Avenue of the Americas, 35th Floor, New York, New York 10019. It was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
U.S. Global Leaders Growth Fund.........................  George P. Fraise
                                                          Gordon M. Marchand
                                                          Robert L. Rohn

 -- George P. Fraise. Principal; joined SGA in 2003; previously executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) and a portfolio manager at Scudder Kemper Investments (1997-2000).

 -- Gordon M. Marchand. Principal; joined SGA in 2003; previously chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003).

 -- Robert L. Rohn. Principal; joined SGA in 2003; previously an analyst and portfolio manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and Chairman of W.P. Stewart Inc.'s Management Committee (1992 to 2003).

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

     Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2004, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
International Small Cap Fund............................  Simon Rudolph
                                                          Tucker Scott
                                                          Cindy Sweeting
International Value Fund................................  Antonio T. Docal
                                                          Tucker Scott
                                                          Cindy Sweeting

 --   Antonio T. Docal.  Senior Vice President; joined Templeton in 2001.

 --   Simon Rudolph.  Executive Vice President; joined Templeton in 1997.

 -- Tucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.

 -- Cindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

     T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Blue Chip Growth Fund...................................  Larry J. Puglia
Equity-Income Fund......................................  Brian C. Rogers
Small Company Value Fund................................  Preston G. Athey

 --   Preston G. Athey.  Vice President; joined T. Rowe Price in 1978.

 --   Larry J. Puglia.  Vice President; joined T. Rowe Price in 1990.

 -- Edmund M. Notzon, III (Chair of Investment Advisory Committee). Vice President; joined T. Rowe Price in 1989.

 --   Brian C. Rogers.  Vice President; joined T. Rowe Price in 1982.

     Edmund N. Notzon III is Chairman of the Investment Advisory Committee and is responsible for implementing and monitoring the fund's overall investment strategy, as well as the allocation of the fund's assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.

     The Committee members with the most significant responsibilities for managing the funds assets are:

 -- Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the fund's investment grade bond investments.

 -- Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the fund's investments in high-yield debt securities.

 -- Ian Kelson. Vice President of T. Rowe Price International; responsible for the fund's high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/Deutsche Asset Management.

 -- Brian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the fund's dividend-paying common stock and value stock investments.

 -- Connie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the fund's mortgage-backed and mortgage-related investments.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS")

     UBS, which is located at One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Large Cap Fund..........................................  Team*

*Mr. Thomas Digenan is the lead portfolio manager for the Large Cap Fund. He has access to certain members of UBS' North American Equities investment management team, each of whom is allocated a specific portion of the fund's portfolio over which he has independent responsibility for research, security selection and portfolio construction. Mr. Digenan as coordinator has responsibility fore allocating the portfolio among the various mangers and analysts , occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment goals and strategies. Mr. Digenan joined UBS in 1995.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. The managing partners of Wellington Management are Laurie A. Gabriel, Perry M. Traquina and John R. Ryan.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Growth & Income Fund....................................  Maya K. Bittar
                                                          Jeffrey L. Kripke
                                                          Matthew E. Megargel
                                                          Michael D. Rodier
Investment Quality Bond Fund............................  Richard T. Crawford
                                                          Thomas L. Pappas
Mid Cap Stock Fund......................................  Michael T. Carmen
Natural Resources Fund..................................  Karl E. Bandtel
                                                          James A. Bevilacqua

 --   Karl E. Bandtel.  Senior Vice President; joined Wellington Management in
      1990.

 -- James A. Bevilacqua. Senior Vice President; joined Wellington Management in 1994.

 --   Maya K. Bittar.  Vice President; joined Wellington Management in 1998.

 -- Michael T. Carmen. Senior Vice President; joined Wellington Management 1999; previously an investment professional at Kobrick Funds (1997-1999).

 --   Richard T. Crawford.  Vice President; joined Wellington Management in
      1994.

 -- Jeffrey L. Kripke. Vice President; joined Wellington Management in 2001; previously an investment professional at Merrill Lynch Asset Management (1999-2001) and Chase Asset Management (1998-1999).

 -- Matthew E. Megargel. Senior Vice President; joined Wellington Management in 1983.

 --   Thomas L. Pappas.  Senior Vice President; joined Wellington Management in
      1987.

 --   Michael D. Rodier.  Vice President; joined Wellington Management in 1984.

WELLS CAPITAL MANAGEMENT, INCORPORATED ("WELLS CAPITAL")

     Wells Capital, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

FUND                                                      PORTFOLIO MANAGERS
----                                                      ------------------
Core Bond Fund..........................................  Marie Chandoha
                                                          William Stevens
U.S. High Yield Bond Fund...............................  Phil Susser
                                                          Roger Wittlin

 -- Marie Chandoha. Senior Portfolio Manager and co-head of the Montgomery Fixed Income team at Wells Capital; joined Wells Capital in 2003; previously senior portfolio manager and co-head of the Fixed Income Team at Montgomery Asset Management.

 -- William Stevens. Senior Portfolio Manager and co-head of the Montgomery Fixed Income team at Wells Capital; joined Wells Capital in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.

 -- Phil Susser. Portfolio Manager at Sutter Advisors, LLC, an indirect, wholly owned subsidiary of Wells Fargo & Company and a direct subsidiary of Wells Capital; joined Sutter Advisors in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.

 -- Roger Wittlin. Senior Managing Director of the Sutter High Yield Group and Managing Director of Sutter Advisors, LLC; joined Sutter Advisors in 2000; previously worked at Goldman Sachs, Deutsche Bank and Morgan Stanley.

                              FINANCIAL HIGHLIGHTS

     Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

                                   APPENDIX A

                          SCHEDULE OF MANAGEMENT FEES

     Set forth below is the schedule of the annual percentage rates of the management fees for the funds. As stated above, the advisory or management fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund and in most cases the net assets of one or more other John Hancock funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

FUNDS AND ANNUAL PERCENTAGE RATES OF AGGREGATE NET ASSETS

Active Bond Fund: 0.600% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

ALL CAP GROWTH FUND: 0.900% -- first $500 million; and 0.850% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund)

ALL CAP VALUE FUND: 0.850% -- first $250 million; 0.800% -- next $250 million; and 0.750% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the All Cap Value Trust, a series of John Hancock Trust)

BLUE CHIP GROWTH FUND: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Trust, a series of John Hancock Trust)

CAPITAL APPRECIATION FUND: 0.850% -- first $300 million; and 0.800% -- excess over $300 million.

(Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Trust, a series of John Hancock Trust)

CORE BOND FUND: 0.690% -- first $200 million; 0.640% -- next $200 million; and 0.600% -- excess over $400 million.

(Aggregate Net Assets include the net assets of the Fund and the Core Bond Trust, a series of John Hancock Trust)

CORE EQUITY FUND: 0.850% -- first $350 million; and 0.750% -- excess over $350 million.

(Aggregate Net Assets include the net assets of the Fund and the Core Equity Trust, a series of John Hancock Trust)

EMERGING GROWTH FUND: 0.800% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Trust, a series of John Hancock Trust)

EMERGING SMALL COMPANY FUND: 1.000% -- first $500 million; 0.970% -- next $500 million; and 0.950% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Trust, a series of John Hancock Trust)

EQUITY-INCOME FUND: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Equity-Income Trust, a series of John Hancock Trust)

FUNDAMENTAL VALUE FUND: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Trust, a series of John Hancock Trust)

GLOBAL BOND FUND: 0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

GROWTH & INCOME FUND: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, that portion of the Managed Fund of the Trust that is subadvised by Grantham, Mayo, Van Otterloo & Co., the Growth & Income Trust, a series of John Hancock Trust, that portion of the

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

Managed Trust, another series of John Hancock Trust, that is subadvised by Grantham, Mayo, Van Otterloo & Co., and the U.S. Core Fund, a series of John Hancock Funds III)

GROWTH FUND: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, the Growth Trust, a series of John Hancock Trust, and the Growth Fund, a series of John Hancock Funds III)

GROWTH OPPORTUNITIES FUND: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, the Growth Opportunities Trust, a series of John Hancock Trust, and the Growth Opportunities Fund, a series of John Hancock Funds III)

HIGH YIELD FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

INTERNATIONAL GROWTH FUND: 0.920% -- first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund, the International Growth Trust, a series of John Hancock Trust, and the International Growth Fund, a series of John Hancock Funds III )

INTERNATIONAL OPPORTUNITIES FUND: 1.000% -- first $250 million; 0.950% -- next $250 million; and 0.900% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the International Opportunities Trust, a series of John Hancock Trust)

INTERNATIONAL SMALL CAP FUND: 1.050% -- first $200 million; 0.950% -- next $300 million; and 0.850% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the International Small Cap Trust, a series of John Hancock Trust)

INTERNATIONAL STOCK FUND: 0.920% -- first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund, the International Stock Trust, a series of John Hancock Trust, and the International Core Fund, a series of John Hancock Funds III)

INTERNATIONAL VALUE FUND: 0.950% -- first $200 million; 0.850% -- next $300 million; and 0.800% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund, the International Value Trust, a series of John Hancock Trust.

INTRINSIC VALUE FUND: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, the Intrinsic Value Trust, a series of John Hancock Trust, and the Intrinsic Value Fund, a series of John Hancock Funds III)

INVESTMENT QUALITY BOND FUND: 0.600% -- first $500 million; and 0.550% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Trust, a series of John Hancock Trust)

LARGE CAP FUND: 0.850% -- first $250 million; 0.800% -- next $250 million; and 0.750% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Large Cap Trust, a series of John Hancock Trust)

LARGE CAP VALUE FUND: 0.850% -- first $300 million; 0.825% -- next $200 million; and 0.800% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Trust, a series of John Hancock Trust)

LIFESTYLE AGGRESSIVE PORTFOLIO: 0.050% -- first $7.5 billion; and
0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

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

LIFESTYLE BALANCED PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE CONSERVATIVE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE GROWTH PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE MODERATE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

MANAGED FUND: 0.690% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

MID CAP CORE FUND: 0.950% -- first $10 million; 0.900% -- next $40 million; 0.875% -- next $150 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund)

MID CAP STOCK FUND: 0.875% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Trust, a series of John Hancock Trust)

MID CAP VALUE FUND: 0.900% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Trust, a series of John Hancock Trust)

NATURAL RESOURCES FUND: 1.050% -- first $50 million; and 1.000% -- excess over $50 million.

(Aggregate Net Assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Trust)

QUANTITATIVE MID CAP FUND: 0.750% -- first $200 million; and 0.650% -- excess over $200 million.

(Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of John Hancock Trust)

QUANTITATIVE VALUE FUND: 0.700% -- first $500 million; 0.650% -- next $500 million; and 0.600% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Quantitative Value Trust, a series of John Hancock Trust)

REAL ESTATE SECURITIES FUND: 0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Trust, a series of John Hancock Trust)

REAL RETURN BOND FUND: 0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

SMALL CAP FUND: 0.850% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund and the Small Cap Trust, a series of John Hancock Trust)

SMALL CAP OPPORTUNITIES FUND: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Trust, a series of John Hancock Trust)

SMALL COMPANY FUND: 1.050% -- first $125 million; and 1.000% -- excess over $125 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Company Trust, a series of John Hancock Trust)

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

SMALL COMPANY VALUE FUND: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Company Value Trust, a series of John Hancock Trust)

SPECIAL VALUE FUND: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Special Value Trust, a series of John Hancock Trust)

STRATEGIC BOND FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Trust, a series of John Hancock Trust)

STRATEGIC INCOME FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Strategic Income Trust, a series of John Hancock Trust)

STRATEGIC VALUE FUND: 0.850% -- first $300 million; 0.825% -- next $300 million; 0.800% -- next $300 million; 0.775% -- next $600 million; and 0.700% -- excess over $1.5 billion.

(Aggregate Net Assets include the net assets of the Fund and the Strategic Value Trust, a series of John Hancock Trust)

TOTAL RETURN FUND: 0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

U.S. GLOBAL LEADERS GROWTH FUND: 0.7125% -- first $500 million; and 0.675% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Trust, a series of John Hancock Trust)

U.S. GOVERNMENT SECURITIES FUND: 0.650% -- first $500 million; and 0.550% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Trust, a series of John Hancock Trust)

U.S. HIGH YIELD BOND FUND: 0.750% -- first $200 million; and 0.720% -- excess over $200 million.

(Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Trust, a series of John Hancock Trust)

VALUE OPPORTUNITIES FUND: 0.800% -- first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, the Value Opportunities Trust, a series of John Hancock Trust, and the Value Opportunities Fund, a series of John Hancock Funds III)

ADVISORY FEE WAIVERS AND EXPENSE REIMBURSEMENTS

     All Funds -- Expense Reimbursement. The Adviser voluntarily reduces its advisory fee or reimburses each fund if the total of all expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund). These voluntary expense reimbursements may be terminated any time.

      --   0.05% in the case of the International Equity Index Fund;

      -- 0.75% in the case of the Global Bond Fund, International Opportunities Fund, International Small Cap Fund, International Stock Fund and International Value Fund; and

      --   0.50% in the case of all other funds.

     Blue Chip Growth, Equity-Income, Health Sciences, Science & Technology, Small Company Value and Spectrum Income Funds. The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of the Blue Chip Growth, Equity-Income, Health Sciences, Science & Technology, Small Company Value and Spectrum Income Funds. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum

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

Income Trust. The percentage fee reductions at different or asset levels are set forth below. This voluntary fee waiver may be terminated at any time.

COMBINED ASSET LEVELS                                             FEE REDUCTION
---------------------                                          -------------------
                                                               (AS A PERCENTAGE OF
                                                                THE ADVISORY FEE)
First $750 million..........................................          0.00%
Over $750 million...........................................          5.00%

     International Value Fund. The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the International Value Fund does not exceed 0.45% of the fund's average net assets. This voluntary expense reimbursement may be terminated any time.

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

                              FOR MORE INFORMATION

  The following document is available that offers further information on John
                               Hancock Funds II:

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)

 The Fund's SAI contains more detailed information on all aspects of the funds, including a summary of the
 Fund's policy regarding disclosure of fund portfolio holdings. The current SAI has been filed with the SEC and
   is incorporated by reference into (is legally a part of) this prospectus.

     TO REQUEST A FREE COPY OF THE FUND'S SAI, PLEASE CONTACT JOHN HANCOCK:

                         BY MAIL: John Hancock Funds II
                              601 Congress Street
                                Boston, MA 02210

                            BY PHONE: 1-800-344-1029

 OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND
                                 FROM THE SEC:

                       BY MAIL: Public Reference Section
                       Securities and Exchange Commission
                           Washington, DC 20549-0102
                           (duplicating fee required)

        IN PERSON: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-942-8090

                   BY ELECTRONIC REQUEST: publicinfo@sec.gov
                           (duplicating fee required)

                          ON THE INTERNET: www.sec.gov

                          1940 Act File No. 811-21779.

                          [JOHN HANCOCK FUNDS II LOGO]